Risk/Return Detail Data - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Asset Manager: Growth Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate	25.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees .
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	17.57%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(16.12%)
Performance Table Heading	Average Annual Returns
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Service Class
Risk/Return:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.74%
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Service Class 2
Risk/Return:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | VIP Asset Manager Growth Portfolio - Initial Class
Risk/Return:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.64%
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798
2014	5.87%
2015	0.03%
2016	2.52%
2017	18.73%
2018	(7.65%)
2019	22.83%
2020	17.27%
2021	13.96%
2022	(16.88%)
2023	16.37%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	16.21%
Past 5 years	9.57%
Past 10 years	6.47%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	16.05%
Past 5 years	9.41%
Past 10 years	6.30%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | Return Before Taxes | VIP Asset Manager Growth Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	16.37%
Past 5 years	9.69%
Past 10 years	6.57%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio | F0022
Risk/Return:
Label	Fidelity Asset Manager 70% Composite Index℠
Past 1 year	16.88%
Past 5 years	9.39%
Past 10 years	7.14%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.